Consolidated statements of operations and comprehensive loss - USD ($)	3 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Revenues
Licensing (Note 3)	$ 326,343	$ 66,433
Other	0	16,978
Revenues	326,343	83,411
Expenses
Research and development	448,166	543,990
Selling, general and administrative	138,835	260,858
Depreciation (Note 4)	40,742	51,478
Total operating expenses	627,743	856,326
Loss from operations	(301,400)	(772,915)
Net foreign exchange loss	(3,578)	(7,494)
Interest expense	(50,760)	(100,563)
Net loss and comprehensive loss	$ (355,738)	$ (880,972)
Loss per common share, basic and diluted	$ (0.01)	$ (0.03)
Weighted average number of common shares outstanding, basic and diluted	33,092,665	33,092,665